Financial instruments - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	$ 1,076,642	$ 1,054,665
Development loans and other receivables	0	0
Total derivative instruments	0	0
Total financial assets	1,076,642	1,054,665
Long-term debt	2,223,829	2,532,608
Convertible debentures	262	276
Total derivative instruments	0	0
Total financial liabilities	2,224,091	2,532,884
Level 1 | Related Party
Fair Value of Financial Instruments [Line Items]
Notes payable to related party		0
Level 1 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments		0
Level 1 | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 1 | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 1 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 1 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 1 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 1 | Currency Forward Contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0	0
Development loans and other receivables	43,491	155,735
Total derivative instruments	105,862	74,790
Total financial assets	149,353	230,525
Long-term debt	6,559,927	4,890,710
Convertible debentures	0	0
Total derivative instruments	37,922	37,213
Total financial liabilities	6,597,849	4,943,243
Level 2 | Related Party
Fair Value of Financial Instruments [Line Items]
Notes payable to related party		15,320
Level 2 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	95,723	72,936
Total derivative instruments		11,790
Level 2 | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,854
Level 2 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 2 | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,064
Total derivative instruments		5,547
Level 2 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	13,783
Level 2 | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	23,203	10,533
Level 2 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	75
Total derivative instruments		2,564
Level 2 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	936
Level 2 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 2 | Currency Forward Contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		6,779
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	51,529	61,064
Development loans and other receivables	0	0
Total derivative instruments	10,971	8,458
Total financial assets	62,500	69,522
Long-term debt	0	0
Convertible debentures	0	0
Total derivative instruments	92,135	73,663
Total financial liabilities	92,135	73,663
Level 3 | Related Party
Fair Value of Financial Instruments [Line Items]
Notes payable to related party		0
Level 3 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments		0
Level 3 | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 3 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,971	8,458
Level 3 | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 3 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 3 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments		0
Level 3 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	85,630
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		68,070
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	6,505	5,593
Level 3 | Currency Forward Contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,128,171	1,115,729
Development loans and other receivables	31,479	158,110
Total derivative instruments	116,833	83,248
Total financial assets	1,276,483	1,357,087
Long-term debt	8,292,649	8,516,030
Convertible debentures	229	230
Total derivative instruments	130,057	110,876
Total financial liabilities	8,422,935	8,652,944
Carrying amount | Related Party
Fair Value of Financial Instruments [Line Items]
Notes payable to related party		25,808
Carrying amount | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	95,723	72,936
Total derivative instruments		11,790
Carrying amount | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,854
Carrying amount | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,971	8,458
Carrying amount | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,064
Total derivative instruments		5,547
Carrying amount | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	13,783
Carrying amount | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	23,203	10,533
Carrying amount | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	75
Total derivative instruments		2,564
Carrying amount | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	936
Carrying amount | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	85,630
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		68,070
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	6,505	5,593
Carrying amount | Currency Forward Contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		6,779
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,128,171	1,115,729
Development loans and other receivables	43,491	155,735
Total derivative instruments	116,833	83,248
Total financial assets	1,288,495	1,354,712
Long-term debt	8,783,756	7,423,318
Convertible debentures	262	276
Total derivative instruments	130,057	110,876
Total financial liabilities	8,914,075	7,549,790
Fair value | Related Party
Fair Value of Financial Instruments [Line Items]
Notes payable to related party		15,320
Fair value | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	95,723	72,936
Total derivative instruments		11,790
Fair value | Interest rate cap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,854
Fair value | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,971	8,458
Fair value | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	10,064
Total derivative instruments		5,547
Fair value | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	13,783
Fair value | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	23,203	10,533
Fair value | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	75
Total derivative instruments		2,564
Fair value | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	936
Fair value | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	85,630
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		68,070
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	$ 6,505	5,593
Fair value | Currency Forward Contract | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		$ 6,779